(logo)OPPENHEIMERFUNDS
Denis Mouller                                OppenheimerFund, Inc.
Vice President and                           Two World Trade Center, 34th Floor
Associate Counsel                            New York, New York 10048-0203
                                             212 323-2000 Fax 212 323-0558




                                             October 18, 1996



Securities and Exchange Commission
OFICS File Support
Mail Stop O-7, SEC Operations Center
6432 Alexandria, VA  22312

      Re:      Oppenheimer New York Municipal Fund
               Reg. No. 2-91683  File No. 811-4054

To the Securities and Exchange Commission:

         An electronic ("Edgar") filing is hereby made under Rule 497(e) of the Securities Act of 1933 on behalf of the above-captioned Fund. The filing includes a supplement dated October 18, 1996 to the Fund's Prospectus dated February 1, 1996.

                                            Very truly yours,


                                            /s/ Denis Molleur
                                            ------------------
                                            Denis Molleur
                                            Vice President &
                                            Associate Counsel
                                            (212) 323-0560

DM

cc:      Ronald Feiman, Esq.
         KPMG Peat Marwick LLP
         Gloria LaFond

                       OPPENHEIMER NEW YORK MUNICIPAL FUND
                 (formerly Oppenheimer New York Tax-Exempt Fund
                        Supplement dated October 18, 1996
                    to the Prospectus dated February 1, 1996


         The second paragraph in the section captioned "Class A Contingent Deferred Sales Charge" on page 28 is revised by replacing the second and third sentences with the following sentences:

                  The Distributor pays dealers of record commissions on those non- retirement plan purchases in an amount equal to 1.0%. That commission will be paid only on the amount of those purchases that were not previously subject to a front-end sales charge and dealer commission.











October 18, 1996                                                   PS0360.002